Other Financial Assets - Current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	₨ 12,355.4	$ 178.7	₨ 24,761.3
Loans to channel partners	885.2	12.8	188.4
Advances and other receivables recoverable in cash	26,543.0	383.8	24,020.8
Inter corporate deposits	23.1	0.3	3.2
Margin money with banks	1,495.8	21.6	417.1
Government grant receivables	5,003.1	72.3	4,114.0
Restricted bank deposits	3,652.3	52.9	4,938.8
Others	12.8	0.2
Total	₨ 49,970.7	$ 722.6	₨ 58,443.6